11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 142	$ 141	$ 199
Increases	41	106	43
Reclassification		0	(9)
Decreases	(10)	(23)	(39)
Exchange differences on translation	(4)
Gain on net monetary position, net	(17)	(52)	(37)
Reclassification to liabilities associated with assets classified as held for sale			0
Reversal of unused amounts	(13)	(30)	(16)
Provisions, ending	139	142	141
Asset retirement obligation and dismantling of wind turbines
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	22	42	91
Increases	3	37	29
Reclassification		(18)	(1)
Decreases	0	(5)	(7)
Exchange differences on translation	0
Gain on net monetary position, net	0	(18)	(18)
Reclassification to liabilities associated with assets classified as held for sale			(34)
Reversal of unused amounts	(3)	(16)	(18)
Provisions, ending	22	22	42
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	5	6	17
Increases	0	6	4
Reclassification		0	1
Decreases	(2)	(5)	(6)
Exchange differences on translation	0
Gain on net monetary position, net	0	(2)	(3)
Reclassification to liabilities associated with assets classified as held for sale			(7)
Reversal of unused amounts	0	0	0
Provisions, ending	$ 3	$ 5	$ 6